UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5189

                              THE SPAIN FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

THE SPAIN FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
-------                                                   -------   ------------

COMMON STOCKS - 96.1%

Financial Services - 28.2%
Banking - Money Center - 20.9%
Banco Bilbao Vizcaya Argentaria, SA(a)                    607,000    $10,126,554
Banco Santander Central Hispano, SA                       688,819      8,457,765
                                                                     -----------
                                                                      18,584,319
                                                                     -----------
Banking - Regional - 3.9%
Banco Popular Espanol, SA                                 283,530      3,475,138
                                                                     -----------
Insurance - 3.4%
Corporacion Mapfre, SA                                    180,508      2,983,659
                                                                     -----------
                                                                      25,043,116
                                                                     -----------
Utilities - 26.0%
Electric & Gas - 12.3%
Enagas                                                    140,000      2,431,921
Endesa, SA                                                174,593      3,949,576
Gas Natural SDG, SA                                        63,000      1,877,285
Red Electrica de Espana                                    99,106      2,678,480
                                                                     -----------
                                                                      10,937,262
                                                                     -----------
Telephone - 13.7%
Telefonica, SA                                            735,831     12,208,114
                                                                     -----------
                                                                      23,145,376
                                                                     -----------
Consumer Services - 15.7%
Airlines - 0.9%
Iberia Lineas Aereas de Espana, SA                        297,242        808,260
                                                                     -----------
Apparel - 4.2%
Industria de Diseno Textil, SA (Inditex)                  135,875      3,709,965
                                                                     -----------
Broadcasting & Cable - 4.8%
Gestevision Telecinco, SA                                  42,894        997,632
Promotora de Informaciones (Prisa), SA                    132,000      2,445,022
Sogecable, SA(b)                                           22,504        789,649
                                                                     -----------
                                                                       4,232,303
                                                                     -----------
Cellular Communications - 1.5%
Telefonica Moviles, SA                                    126,028      1,346,106
                                                                     -----------
Printing & Publishing - 4.3%
Telefonica Publicidad e Informacion, SA                   140,000      1,222,964
Unidad Editorial, SA Series A(c)                          687,039      2,648,750
                                                                     -----------
                                                                       3,871,714
                                                                     -----------
                                                                      13,968,348
                                                                     -----------

Company                                                    Shares   U.S. $ Value
-------                                                   -------   ------------

Capital Goods - 8.5%
Engineering & Construction - 8.5%
ACS, Actividades de Construccion y Servicios, SA          108,000    $ 3,252,872
Grupo Ferrovial, SA                                        55,500      4,304,854
                                                                     -----------
                                                                       7,557,726
                                                                     -----------
Energy - 8.2%
International - 8.2%
Repsol-YPF, SA                                            247,070      7,324,225
                                                                     -----------
Technology - 4.2%
Computer Services - 4.2%
Indra Sistemas, SA                                        183,035      3,714,692
                                                                     -----------
Consumer Staples - 2.5%
Beverages - 1.1%
Baron de Ley, SA(b)                                        20,000        961,052
                                                                     -----------
Tobacco - 1.4%
Altadis, SA                                                30,000      1,303,653
                                                                     -----------
                                                                       2,264,705
                                                                     -----------
Basic Industry - 2.3%
Mining & Metals - 2.3%
Acerinox, SA                                              136,000      1,998,483
                                                                     -----------
Healthcare - 0.5%
Medical Services - 0.5%
Corporacion Dermoestetica(b)                               32,573        410,292
                                                                     -----------
Total Investments - 96.1%
   (cost $44,081,083)                                                 85,426,963
Other assets less liabilities - 3.9%                                   3,469,378
                                                                     -----------
Net Assets - 100%                                                    $88,896,341
                                                                     ===========

(a)  Security represents investment in an affiliate.

(b)  Non-income producing security.

(c)  Restricted and illiquid security, valued at fair value.

Please Note: The Sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT No.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11(a)(1)      Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 24, 2005


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: October  24, 2005